UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Financial Investors Trust 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2006

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND

July 31, 2006 (Unaudited)

Face Value	U.S. TREASURY OBLIGATIONS 12.55%	Value
	U.S. Treasury Bill
$5,000,000	4.80%, 8/3/06 DN	$4,998,667

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,998,667)		4,998,667

	REPURCHASE AGREEMENTS COLLATERALIZED
	BY U.S. GOVERNMENT OBLIGATIONS 87.84%		Collateral Value
	Agreement with ABN AMRO Bank and Bank of New York (Tri-party),
	5.24%, dated 7/31/06 and maturing 8/1/06, collateralized by
	U.S. Treasury Bill, due 11/30/06 with a repurchase amount of $1,500,218	1,500,000	$1,530,310

	Agreement with Bank of America and Bank of New York (Tri-party),
	5.23%, dated 7/31/06 and maturing 8/1/06, collateralized by
	U.S. Treasury Note, 5.63% due 5/15/08 with a repurchase
	amount of $1,500,218	1,500,000	1,530,113

	Agreement with Bear Stearns Companies, Inc.,
	5.24%, dated 7/31/06 and maturing 8/1/06, collateralized by
	U.S. Treasury Note, 10.38% due 11/15/12 with a repurchase
	amount of $1,500,218	1,500,000	1,534,785

	Agreement with BNP Paribas Securities Corp and Bank of New York (Tri-party),
	5.24%, dated 7/31/06 and maturing 8/1/06, collateralized by
	U.S. Treasury Note, 4.50% due 11/15/05 with a repurchase amount of $1,500,218	1,500,000	1,530,807

	Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co.
	(Tri-party), 5.22%, dated 7/31/06 and maturing 8/1/06, collateralized
	by U.S. Treasury Note, 4.50% due 2/28/11 with a repurchase amount of
	$1,500,218	1,500,000	1,532,508

	Agreement with Deutsche Bank and Bank of New York (Tri-party),
	5.24%, dated 7/31/06 and maturing 8/1/06, collateralized by U.S.
	Treasury Note, 4.88% due 4/30/11 with a repurchase amount
	of $1,500,218	1,500,000	1,530,895

	Agreement with Goldman Sachs and Bank of New York (Tri-party),
	5.12%, dated 7/31/06 and maturing 8/1/06, collateralized by
	U.S. Treasury Note, 6.00% due 6/15/09 with a repurchase
	amount of $1,500,213	1,500,000	1,530,375

	Agreement with Greenwich Capital Markets Inc., 5.23%, dated 7/31/06
	and maturing 8/1/06, collateralized by U.S. Treasury Note, 4.88% due
	5/31/11 with a repurchase amount of $1,500,218	1,500,000	1,534,051

	Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party),
	5.24%, dated 7/31/06 and maturing 8/1/06, collateralized by
	U.S. Treasury Notes, 4.50-6.50% due 10/15/06-2/15/36 with a repurchase
	amount of $9,001,310	9,000,000	9,184,697

	Agreement with J.P. Morgan Chase & Co. and J.P. Morgan Chase & Co.
	(Tri-party), 5.20%, dated 7/31/06 and maturing 8/1/06, collateralized by
	U.S. Treasury Bonds, 5.25-9.13% due 5/15/18-2/15/29 with
	a repurchase amount of $1,500,217	1,500,000	1,530,201

	Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co.
	(Tri-party), 5.21%, dated 7/31/06 and maturing 8/1/06, collateralized
	by U.S. Treasury Note, 3.13% due 4/15/09 with a repurchase amount of
	$7,993,157	7,992,000	8,155,485

	Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party),
	5.22%, dated 7/31/06 and maturing 8/1/06, collateralized by
	by U.S. Treasury Strips, due 11/15/07-11/15/15 and U.S. Treasury Principal
	Strips, 2.38-9.88% due 8/15/06-2/15/16 with a repurchase amount of $1,500,218	1,500,000	1,532,883

	Agreement with Morgan Stanley & Co., Inc. and Bank of New York
	(Tri-party), 5.24%, dated 7/31/06 and maturing 8/1/06, collateralized
	by U.S. Treasury Bond, 8.13% due 8/15/19 with a repurchase
	amount of $1,500,218	1,500,000	1,530,015

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party),
	5.24%, dated 7/31/06 and maturing 8/1/06, collateralized by U.S. Treasury
	Bond, 6.75% due 8/15/26 with a repurchase amount of $1,500,218	1,500,000	1,532,829

TOTAL REPURCHASE AGREEMENTS
(Cost $34,992,000)		34,992,000	35,719,954

TOTAL INVESTMENTS
(Cost $39,990,667)	100.39%	$39,990,667
Liabilities in Excess of Other Assets	-0.39%	(157,141)
NET ASSETS	100.00%	$39,833,526

DN - Discount Notes

Income Tax Information:

Total cost for federal income tax purposes - $39,990,667

See accompanying Notes to Statement of Investments

STATEMENT OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

July 31, 2006 (Unaudited)

Face Value	U.S. GOVERNMENT & AGENCY OBLIGATIONS 25.91%	Value
	Federal Home Loan Bank
$30,000,000	5.16%, 8/4/06 DN
		$29,987,100
	Federal Home Loan Mortgage Corp.
6,900,000	5.20%, 8/8/06 DN	6,893,023

	Federal National Mortgage Association
20,000,000	5.13%, 8/7/06 DN	19,982,900
10,000,000	5.22%, 8/7/06*	9,999,679

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $66,862,702)		66,862,702

	REPURCHASE AGREEMENTS COLLATERALIZED
	BY U.S. GOVERNMENT OBLIGATIONS 74.45%		Collateral Value
	Agreement with ABN AMRO Bank and Bank of New York (Tri-party),
	5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by
	U.S. Treasury Bill, due 11/30/06 with a repurchase amount of $11,001,610	11,000,000	$11,220,637

	Agreement with Bank of America and Bank of New York (Tri-party),
	5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal Farm Credit Bank Bond, 4.88% due 12/16/15 and Federal Home
	Loan Mortgage Corp. Note, 5.25% due 10/19/15 with repurchase amount
	of $55,008,051	55,000,000	56,100,369

	Agreement with Barclays and Bank of New York (Tri-party),
	5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal Home Loan Mortgage Corp. Note, 4.79% due 8/4/10
	with a repurchase amount of $11,001,613	11,000,000	11,220,477

	Agreement with Bear Stearns Companies, Inc.,
	5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal National Mortgage Association Note, 4.75% due 1/2/07
	with a repurchase amount of $11,001,610	11,000,000	11,225,000

	Agreement with BNP Paribas Securities Corp and Bank of New York
	(Tri-party), 5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal National Mortgage Association Notes, 3.25-6.25% due
	6/4/08-5/15/29 with a repurchase amount of $11,001,613	11,000,000	11,220,193

	Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co.
	(Tri-party), 5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal Home Loan Mortgage Corp. Note, 5.65% due 4/14/11 and
	Federal National Mortgage Association Note, 4.13% due 5/15/10
	with a repurchase amount of $11,001,610	11,000,000	11,221,309

	Agreement with Deutsche Bank and Bank of New York (Tri-party),
	5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal
	National Mortgage Association Note, 5.63% due 4/19/35 and Federal
	National Mortgage Association DN, due 2/23/07 with a repurchase
	amount of $11,001,610	11,000,000	11,220,660

	Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party),
	5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal Home Loan Mortgage Corp., 6.75% due 3/15/31 and Federal
	National Mortgage Association Note, 6.63% due 11/15/30
	with repurchase amount of $11,001,613	11,000,000	11,221,647

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co.
(Tri-party), 5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.50% due 1/15/15
with a repurchase amount of $49,102,201		49,095,000	50,079,584

Agreement with Morgan Stanley & Co., Inc. and Bank of New York
(Tri-party), 5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal Home Loan Mortgage Corp. Notes, 3.00-6.00% due 8/4/06-
3/5/19 and Tennessee Valley Authority DN, due 8/17/06 with a repurchase
amount of $11,001,613		11,000,000	11,245,444

TOTAL REPURCHASE AGREEMENTS
(Cost $192,095,000)		192,095,000	195,975,320

TOTAL INVESTMENTS
(Cost $258,957,702)	100.36%	$258,957,702
Liabilities in Excess of Other Assets	-0.36%	(930,593)
NET ASSETS	100.00%	$258,027,109

*Floating rate security - rate disclosed as of July 31, 2006.  Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $258,957,702

See accompanying Notes to Statement of Investments

STATEMENT OF INVESTMENTS

PRIME MONEY MARKET FUND

July 31, 2006 (Unaudited)

Due Date	CERTIFICATES OF DEPOSIT	3.58%	Principal Amount	Value
Barclays Bank PLC
8/7/06	5.29%*		$1,500,000	$1,499,773

Calyon
8/2/06	5.29%*		1,500,000	1,499,584

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,999,357)				2,999,357

	COMMERCIAL PAPER	5.03%
Nieuw Amsterdam
8/4/06	5.29%		1,417,000	1,416,375

UBS Finance
8/21/06	5.33%		1,300,000	1,296,151

Versailles CDS LLC
8/9/06	5.30%		1,500,000	1,498,233

TOTAL COMMERCIAL PAPER (Cost $4,210,759)				4,210,759

	CORPORATE NOTES	1.79%
National City Bank
8/14/06	5.35%*		1,500,000	1,500,050

TOTAL CORPORATE NOTES (Cost $1,500,050)				1,500,050

	REPURCHASE AGREEMENTS COLLATERALIZED
	BY U.S. GOVERNMENT OBLIGATIONS 89.91%				Collateral Value
	Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by U.S. Treasury Bill, due 11/30/06 with a repurchase amount of $3,500,512			3,500,000	$3,570,069

	Agreement with Bank of America and Bank of New York (Tri-party), 5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal National Mortgage Association Notes, 3.42-7.00% due 9/28/07-7/19/21 with a repurchase amount of $18,002,635			18,000,000	18,360,000

	Agreement with Barclays and Bank of New York (Tri-party), 5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.79% due 8/4/10 with a repurchase amount of $3,500,513			3,500,000	3,570,426

	Agreement with Bear Stearns Companies, Inc., 5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal Home Loan Bank Bond, 4.75% due 12/12/08 with a repurchase amount of $3,500,512			3,500,000	3,600,000

	Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal National Mortgage Association Note, 3.25% due 6/4/08 with a repurchase amount of $3,500,513			3,500,000	3,570,764

	Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-Party), 5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal Home Loan Mortgage Corp. Notes, 4.25-5.65% due 4/5/07-4/14/11 with a repurchase amount of $3,500,512			3,500,000	3,570,369

	Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 2.70% due 3/16/07 with a repurchase amount of $3,500,512	3,500,000	3,570,594

	Agreement with Goldman Sachs and Bank of New York (Tri-party), 5.12%, dated 7/31/06 and maturing 8/1/06, collateralized by U.S. Treasury Note, 6.00% due 8/16/09 with a repurchase amount of $3,500,498	3,500,000	3,571,227

	Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal Home Loan Mortgage Corp. Notes, 5.50-6.75% due 7/18/16-3/15/31 and Federal National Mortgage Association Notes, 5.38-7.25% due 7/15/16-5/15/30 with a repurchase amount of $3,500,513	3,500,000	3,571,242

	Agreement with J.P. Morgan Chase & Co. and J.P. Morgan Chase & Co. (Tri-party), 5.22%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal Home Loan Mortgage Corp. Notes, 3.38-6.75% due 11/16/07-3/15/31 and Federal National Mortgage Association Notes, 5.38-7.25% due 7/15/16-11/15/30 with a repurchase a repurchase amount of $3,500,508	3,500,000	3,570,437

	Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-Party), 5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.50% due 1/15/15 with with a repurchase amount of $18,799,757	18,797,000	19,173,810

	Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal National Mortgage Association Notes, 4.00-4.10% due 8/18/06-6/14/07 with a repurchase amount of $3,500,513	3,500,000	3,607,533

	Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.75% due 1/19/16 with a repurchase amount of $3,500,512	3,500,000	3,570,057

TOTAL REPURCHASE AGREEMENTS (Cost $75,297,000)		75,297,000	76,876,528

TOTAL INVESTMENTS (Cost $84,007,166)	100.31%	$84,007,166
Liabilities in Excess of Other Assets	-0.31%	(258,929)
NET ASSETS	100.00%	$83,748,237

**Floating rate security - rate disclosed as of July 31, 2006.  Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $84,007,166

See accompanying Notes to Statement of Investments

STATEMENT OF INVESTMENTS

American Freedom U.S. Government Money Market Fund

July 31, 2006 (Unaudited)

Face Value	U.S. GOVERNMENT & AGENCY OBLIGATIONS 28.45%		Value
	Federal Home Loan Bank
$20,000,000	5.16%, 8/4/06 DN		$19,991,400

	Federal National Mortgage Association
10,000,000	5.13%, 8/7/06 DN		9,991,450
5,000,000	5.22%, 8/7/06*		4,999,840

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $34,982,690)			34,982,690

	REPURCHASE AGREEMENTS COLLATERALIZED
	BY U.S. GOVERNMENT OBLIGATIONS 71.98%			Collateral Value
	Agreement with ABN AMRO Bank and Bank of New York (Tri-party),
	5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by
	U.S. Treasury Bill, due 11/30/06 with a repurchase amount of $5,000,732		5,000,000	$5,100,379

	Agreement with Bank of America and Bank of New York (Tri-party),
	5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal Home Loan Mortgage Corp. Notes, 2.40-4.50% due 3/29/07-2/15/08
	and Federal National Mortgage Association Notes, 3.00-4.00% due
	11/9/06-11/30/09 with repurchase amount of $25,003,660		25,000,000	25,500,399

	Agreement with Barclays and Bank of New York (Tri-party),
	5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal Home Loan Mortgage Corp. Note, 4.79% due 8/4/10
	with a repurchase amount of $5,000,733		5,000,000	5,100,034

	Agreement with Bear Stearns Companies, Inc.,
	5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal Home Loan Mortgage Corp. Note, 6.75% due 3/15/31
	with a repurchase amount of $5,000,732		5,000,000	5,106,816

	Agreement with BNP Paribas Securities Corp and Bank of New York
	(Tri-party), 5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal National Mortgage Association Note, 6.25% due 5/15/29
	with a repurchase amount of $5,000,733		5,000,000	5,100,014

	Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co.
	(Tri-party), 5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal Home Loan Mortgage Corp. Note, 5.50% due 4/8/19 and
	Federal National Mortgage Association Note, 4.13% due 5/15/10
	with a repurchase amount of $5,000,732		5,000,000	5,104,517

	Agreement with Deutsche Bank and Bank of New York (Tri-party),
	5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal
	Farm Credit Bank Bond, 4.25% due 10/10/08 and Federal Home Loan
	Bank DN, due 8/30/06 with a repurchase amount of $5,000,732		5,000,000	5,100,553

	Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party),
	5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal National Mortgage Association Notes, 6.63-7.13% due
	1/15/30-11/15/30 with repurchase amount of $5,000,733		5,000,000	5,104,962

	Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co.
	(Tri-party), 5.28%, dated 7/31/06 and maturing 8/1/06, collateralized by
	Federal National Mortgage Association Note, 4.50% due 10/15/08
	with a repurchase amount of $18,494,712		18,492,000	18,865,183

	Agreement with Morgan Stanley & Co., Inc. and Bank of New York
	(Tri-party), 5.28%, dated 7/31/06 and maturing 8/1/06, collateralized
	Federal National Mortgage Association Note, 4.00% due 2/28/07
	with a repurchase amount of $5,000,733		5,000,000	5,189,041

	Agreement with Smith Barney Citigroup and Bank of New York (Tri-party),
	5.27%, dated 7/31/06 and maturing 8/1/06, collateralized by Federal Home
	Loan Mortgage Corp. Note, 4.75% due 1/19/16 with a repurchase amount
	of $5,000,732		5,000,000	5,100,762

TOTAL REPURCHASE AGREEMENTS
(Cost $88,492,000)			88,492,000	90,372,660

	TOTAL INVESTMENTS
	(Cost $123,474,690)	100.43%	$123,474,690
	Liabilities in Excess of Other Assets	-0.43%	(529,259)
	NET ASSETS	100.00%	$122,945,431

*Floating rate security - rate disclosed as of July 31, 2006.  Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $123,474,690

See accompanying Notes to Statement of Investments

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions.  Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date).  Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements:  In some cases, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement.  The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price.  In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	September 29, 2006

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial
officer)

Date:	September 29, 2006